FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets [Table Text Block]
	Fair value through profit or loss	Amortized cost	Carrying value	Fair value
	$	$	$	$

Financial assets:
Cash and cash equivalents	-	83,391	83,391	83,391
Other investments	10,035	-	10,035	10,035
Trade and other receivables	4,385	689	5,074	5,074
Loans receivable	-	3,729	3,729	3,729
Total financial assets	14,420	87,809	102,229	102,229

Financial liabilities:
Accounts payable and accrued liabilites	3,486	36,345	39,831	39,831
Loans payable	-	14,510	14,510	14,510
Total financial liabilities	3,486	50,855	54,341	54,341

Disclosure of detailed information about financial assets and liabilities measured at fair value on a recurring basis [Table Text Block]
	Total	Level 1	Level 2	Level 3
	$	$	$	$

Financial assets:
Accounts and other receivables	5,074	689	4,385	-
Other investments	10,035	9,774	-	261
Total financial assets	15,109	10,463	4,385	261

Financial liabilities:
Deferred share units	3,375	3,375	-	-
Share appreciation rights	111	-	111	-
Total financial liabilities	3,486	3,375	111	-

Disclosure of credit risk exposure [Table Text Block]
	Carrying	Gross	Carrying	Gross
	amount	impairment	amount	impairment
	December 31, 2022		December 31, 2021

Less than 1 month	$3,794	$-	$4,159	$-
1 to 3 months	852	-	754	-
4 to 6 months	251	-	-	-
Over 6 months	-	-	10	-
Total	$4,897	$-	$4,923	$-

Disclosure of liquidity risk [Table Text Block]
	Less than	1 to 3	4 to 5	Over 5
	1 year	years	years	years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	39,831	-	-	-	39,831
Loans payable	6,643	7,783	1,347	-	15,773
Lease liabilities	337	503	328	97	1,265
Provision for reclamation and rehabilitation	-	-	6,991	4,479	11,470
Capital expenditure commitments	26,576	-	-	-	26,576
Operating leases	147	206	206	60	619
Total contractual obligations	73,534	8,492	8,872	4,636	95,534

Disclosure of market risk [Table Text Block]
	December 31, 2022		December 31, 2021
	Canadian Dollar	Mexican Peso	Canadian Dollar	Mexican Peso

Financial assets	$10,442	$9,995	$13,338	$9,590
Financial liabilities	(5,758)	(17,445)	(8,846)	(13,910)
Net financial assets (liabilities)	$4,684	$(7,450)	$4,492	$(4,320)